Shareholder Report, Average Annual Return (Details) 74200004100_Franklin Templeton SMACS Series E_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	87 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series E
Average Annual Return, Percent	21.07%	12.25%	13.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	16.42%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	19.72%	9.49%	11.09%